RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Payment made on behalf of Mondee Holdings LLC	$ 5,241	$ 0	$ 5,241	$ 0
Metaminds Software
Related Party Transaction [Line Items]
Rent expense - from Mike Melham and Metaminds Software	58	0	116	0
Metaminds Software | Offshore IT, sales support and other services from
Related Party Transaction [Line Items]
Services received from related parties	0	8	0	91	$ 90	$ 428
Metaminds Software | Offshore software development services from
Related Party Transaction [Line Items]
Services received from related parties	0	32	0	362	362	1,230
Metaminds Technologies | Offshore IT, sales support and other services from
Related Party Transaction [Line Items]
Services received from related parties	0	68	54	155	230	243
Metaminds Technologies | Offshore software development services from
Related Party Transaction [Line Items]
Services received from related parties	0	272	216	619	919	374
Metaminds Global | Offshore IT, sales support and other services from
Related Party Transaction [Line Items]
Services received from related parties	0	56	78	151	208	720
Metaminds Global | Offshore software development services from
Related Party Transaction [Line Items]
Services received from related parties	0	224	312	602	831	1,036
Mondee Group LLC
Related Party Transaction [Line Items]
Service fee from Mondee Group LLC	441	0	2,382	0	1,223
Mondee Group Loan
Related Party Transaction [Line Items]
Interest Income from Mondee Group Loan	26	128	282	378	505	496
Mike Melham
Related Party Transaction [Line Items]
Rent expense - from Mike Melham and Metaminds Software	$ 17	$ 17	$ 50	$ 50	$ 86	$ 86